Initial Public Offering (Detail) - USD ($)		1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Apr. 08, 2019	Apr. 30, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2021	Dec. 31, 2020
Initial Public Offering
Proceeds received from initial public offering, gross			$ 287,500,000	$ 287,500,000	$ 287,500,000
Exercise price of warrant (in dollars per share)						$ 1.00	$ 1.00
IPO
Initial Public Offering
Number of shares issued	28,750,000	28,750,000
Purchase price	$ 10.00
Shares in a single unit (in shares)	1
Number of warrants comprised in each unit	0.5
Exercise price of warrant (in dollars per share)	$ 11.50
IPO | Replay Sponsor, LLC
Initial Public Offering
Number of shares issued	2,500,000
Proceeds received from initial public offering, gross	$ 25,000,000
Over-allotment option
Initial Public Offering
Number of shares issued	3,750,000